UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Dryden Global Real Estate Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2008

Date of reporting period:	12/31/2007

Item 1.	Schedule of Investments

Dryden Global Real Estate Fund

SCHEDULE OF INVESTMENTS

as of December 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS

Australia 11.2%
580,800	Babcock & Brown Japan Property Trust	$710,441
1,803,857	DB RREEF Trust	3,148,912
745,480	Goodman Group	3,172,719
1,028,116	GPT Group	3,618,588
1,218,800	ING Office Fund	1,721,566
287,376	Lend Lease Corp. Ltd.	4,339,354
1,426,190	Macquarie DDR Trust	959,693
1,250,000	Reckson New York Property Trust	747,360
798,790	Stockland	5,862,991
19,096	Stockland (New)(a)	136,988
569,449	Tishman Speyer Office Fund	806,875
912,779	Westfield Group	16,687,911

		41,913,398

Austria 0.5%
165,580	Immofinanz Immobilien Anlagen AG	1,682,502

Belgium 0.2%
4,891	Cofinimmo	920,464

Brazil 2.1%
246,600	Agra Empreendimentos Imobiliarios SA(a)	1,620,910
27,000	BR Malls Participacoes SA(a)	364,045
145,000	Cyrela Brazil Realty SA	1,971,349
89,200	Gafisa SA	1,663,229
150,000	Multiplan Empreendimentos Imobiliarios SA(a)	1,785,674
56,000	Sao Carlos Empreendimentos e Participacoes SA(a)	519,101

		7,924,308

Canada 1.1%
62,532	Boardwalk Real Estate Investment Trust	2,822,636
23,100	Calloway Real Estate Investment Trust	573,199
14,300	Chartwell Seniors Housing Real Estate Investment Trust	164,451
25,700	Primaris Retail Real Estate Investment Trust	476,529

		4,036,815

Finland 1.0%
261,015	Citycon Oyj	1,392,904
210,037	Sponda Oyj	2,508,886

		3,901,790

France 4.1%
17,660	Fonciere des Regions	2,239,872
7,461	GECINA SA	1,170,686
56,000	Klepierre	2,863,166

41,470	Unibail-Rodamco	9,089,847

		15,363,571

Germany 0.5%
54,493	DIC Asset AG	1,732,858

Hong Kong 15.5%
768,776	Cheung Kong Holdings Ltd.	14,045,121
1,357,469	Hang Lung Properties Ltd.	6,065,245
478,794	Henderson Land Development Co. Ltd.	4,446,624
601,705	Hongkong Land Holdings Ltd.	2,972,423
550,999	Hysan Development Co. Ltd.	1,556,237
363,892	Kerry Properties Ltd.	2,893,460
1,075,165	Link (The), REIT	2,314,928
2,920,800	New World China Land Ltd.	2,596,493
546,000	New World Development Co. Ltd.	1,936,145
2,200,000	Regal Real Estate Investment Trust	600,970
915,931	Sino Land Co.	3,207,401
728,935	Sun Hung Kai Properties Ltd.	15,310,226

		57,945,273

Italy 0.4%
853,557	Beni Stabili SpA	927,847
102,000	Risanamento SpA(a)	551,033

		1,478,880

Japan 15.2%
228	Japan Prime Realty Investment Corp.	911,899
292	Japan Real Estate Investment Corp.	3,624,001
280	Japan Retail Fund Investment Corp.	1,985,525
715,780	Mitsubishi Estate Co. Ltd.	17,053,420
563,339	Mitsui Fudosan Co. Ltd.	12,149,223
397	Nippon Building Fund, Inc.	5,544,032
640	Nippon Commercial Investment Corp.	2,823,300
184	Nomura Real Estate Office Fund, Inc.	1,731,508
2,111	NTT Urban Development Corp.	3,379,566
231,952	Sumitomo Realty & Development Co. Ltd.	5,672,635
231,770	Tokyo Tatemono Co. Ltd.	2,173,899

		57,049,008

Netherlands 1.6%
45,113	Eurocommercial Properties NV	2,328,294
25,000	Nieuwe Steen Investments Funds NV	645,131
16,152	Vastned Retail NV	1,551,510
11,753	Wereldhave NV	1,283,951

		5,808,886

Philippines 0.7%
17,300,000	Megaworld Corp.	1,543,597
8,573,000	Vista Land & Lifescapes, Inc.(a)	1,231,705

		2,775,302

Singapore 5.5%
2,585,000	Allgreen Properties Ltd.	2,633,775
1,226,089	Ascendas India Trust	1,090,273
800,000	Ascendas Real Estate Investment Trust	1,354,333

933,017	CapitaLand Ltd. (Class A Stock)	4,014,215
541,673	CapitaMall Trust	1,284,356
993,000	CDL Hospitality Trusts	1,610,134
439,058	City Developments Ltd.	4,275,906
600,651	Frasers Centrepoint Trust	602,741
1,322,656	Mapletree Logistics Trust	994,656
302,000	Singapore Land Ltd.	1,655,631
460,696	Suntec Real Estate Investment Trust	542,220
213,727	UOL Group Ltd.	663,095

		20,721,335

Sweden 1.8%
97,864	Hufvudstaden AB (Class A Stock)	938,787
271,574	Klovern AB	1,071,472
142,809	Wallenstam Byggnads AB (Class B Stock)	2,662,533
114,179	Wihlborgs Fastigheter AB	2,044,841

		6,717,633

Switzerland 0.7%
51,301	PSP Swiss Property AG(a)	2,591,898

United Kingdom 5.8%
302,547	British Land Co. PLC	5,691,276
74,220	Derwent London PLC	2,089,081
139,018	Great Portland Estates PLC	1,300,630
104,030	Hammerson PLC	2,122,596
234,893	Land Securities Group PLC	7,041,740
51,396	Liberty International PLC	1,101,869
272,102	Segro PLC	2,545,739

		21,892,931

United States 31.7%
26,900	Alexandria Real Estate Equities, Inc.	2,734,923
60,947	AMB Property Corp.	3,508,109
181,476	American Financial Realty Trust	1,455,438
36,574	AvalonBay Communities, Inc.	3,443,076
51,563	BioMed Realty Trust, Inc.	1,194,715
32,020	Boston Properties, Inc.	2,939,756
158,758	Brandywine Realty Trust	2,846,531
46,700	BRE Properties, Inc.	1,892,751
101,763	Brookfield Properties Corp.	1,981,747
14,633	Capital Trust, Inc. (Class A Stock)	448,501
186,705	CBL & Associates Properties, Inc.	4,464,117
73,978	Centerline Holding Co.	563,712
49,460	Digital Realty Trust, Inc.	1,897,780
151,909	Douglas Emmett, Inc.	3,434,662
49,388	Dupont Fabros Technology, Inc.	968,005
45,537	Entertainment Properties Trust	2,140,239
35,500	Essex Property Trust, Inc.	3,460,895
82,950	Extra Space Storage, Inc.	1,185,356
110,859	First Potomac Realty Trust	1,916,752
82,439	General Growth Properties, Inc.	3,394,838
10,101	Gramercy Capital Corp./NY	245,555
74,500	Health Care REIT, Inc	3,329,405
100,772	Highwoods Properties, Inc.	2,960,681
70,910	Home Properties, Inc.	3,180,313

131,662	iStar Financial, Inc.	3,429,795
142,890	Kimco Realty Corp.	5,201,196
136,714	Medical Properties Trust, Inc.	1,393,116
62,718	Morgans Hotel Group Co.(a)	1,209,203
77,800	Nationwide Health Properties, Inc.	2,442,920
40,142	Pennsylvania Real Estate Investment Trust	1,191,415
155,200	ProLogis	9,836,576
56,693	Public Storage, Inc.	4,161,833
55,667	Regency Centers Corp.	3,589,965
125,801	Simon Property Group, Inc.	10,927,075
20,308	SL Green Realty Corp.	1,897,986
11,679	Starwood Hotels & Resorts Worldwide, Inc.	514,226
43,689	Sunrise Senior Living, Inc.(a)	1,340,379
50,517	Sunstone Hotel Investors, Inc.	923,956
139,150	U-Store-It Trust	1,274,614
46,767	UDR, Inc.	928,325
111,690	Ventas, Inc.	5,053,972
90,560	Vornado Realty Trust	7,964,752

		118,869,161

	TOTAL LONG-TERM INVESTMENTS (cost $369,619,334)	373,326,013

SHORT-TERM INVESTMENT 0.3%
AFFILIATED MONEY MARKET MUTUAL FUND

1,189,235	Dryden Core Investment Fund - Taxable Money Market Series (cost $1,189,235)(b)	1,189,235

	TOTAL INVESTMENTS(c)—99.9% (cost $370,808,569)(d)	374,515,248
	Other assets in excess of liabilities —0.1%	375,295

	NET ASSETS —100%	$374,890,543

The following abbreviation was used in portfolio descriptions:

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(c)	As of December 31, 2007, 47 securities representing $173,241,923 and 46.21% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(d)	The United States federal income tax basis of the Portfolio’s investments was $375,921,115 ; accordingly, net unrealized depreciation on investments for federal income tax purposes was $1,405,867 (gross unrealized appreciation - $37,337,636 ; gross unrealized depreciation - $38,743,503). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as December 31, 2007 were as follows:
Diversified	41.6%
Retail Property	21.5
Office Space	13.2
Industrial Property	5.8
Healthcare Property	3.4
Residential	3.3
Real Estate Operation & Development	2.4
Storage Property	1.7
Development Companies	1.4

Mortgage/Financial	1.3
Hotel/Resort & Entertainment Property	1.2
Apartments	0.9
Specialty	0.6
Real Estate Management / Service	0.5
Shopping Centers	0.4
Senior Housing	0.4
Affiliated Money Market Mutual Fund	0.3

99.9
Other assets in excess of liabilities	0.1

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Real Estate Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 20, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 20, 2008

*	Print the name and title of each signing officer under his or her signature.